Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Debt outstanding
Total debt outstanding consists of the following (in thousands):
	December 31,	June 30,
	2012	2013
Senior Secured 2012 Convertible Notes	$15,005	$15,005
Embedded derivative liability-2012 Notes	276	591
Senior Secured 2013 Convertible Notes	—	18,576
Embedded derivative liability-2013 Notes	—	732
Working Capital Note	3,660	3,660
Unamortized debt discount	(7,672)	(10,054)
	11,269	28,510
Less current portion	(1,786)	(3,530)
Total long-term debt and embedded derivative, net	$9,483	$24,980

Total debt outstanding consists of the following (in thousands):
	December 31,
	2011	2012
Senior Secured Convertible Notes	$—	$15,005
Embedded derivative liability	—	276
Working Capital Note	5,000	3,660
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(7,672)
	4,987	11,269
Less current portion	(2,205)	(1,786)
Total long-term debt	$2,782	$9,483

Principal payments due	Principal payments due as of December 31, 2012 are as follows (in thousands):
2013	$1,943
2014	1,717
2015	15,005
18,665
Less embedded derivative and unamortized debt discount	(7,396)
$11,269